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                            AIM ADVISOR FUNDS, INC.


                       Supplement dated January 21, 1999
                     to the Prospectus dated March 3, 1998
                          as supplemented July 1, 1998


The following information replaces in its entirety the discussion appearing under the heading "PORTFOLIO MANAGERS - MULTIFLEX FUND" on page 22 and 23 of the
Prospectus:


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   Alan J. Wind, C.F.A.               Portfolio Manager, IMR (August 1997 to present).  Senior
     Portfolio Manager                Financial Analyst, Simpson Investment Company (1993-
                                      1997).  Chartered Financial Analyst.  Mr. Wind has
                                      managed the MULTIFLEX FUND since January 1999.

   Daniel A. Kostyk                   Portfolio Manager and Quantitative Analyst, IMR (June
     Assistant Portfolio Manager      1995 to present); Engineering Economic Analyst, Fluor
                                      Daniel Inc. (October 1984 to May 1995).  Mr. Kostyk has
                                      assisted in managing the MULTIFLEX FUND since June 1995.
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